Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Payments Related to Agreements
Our
off-balance
sheet commitments consist of guaranteed minimum payments to local transit municipalities and airport authorities for agreements which entitle us to rent advertising space to customers, in airports and on buses, benches or shelters. These agreements no longer meet the criteria of a lease under ASC 842,
Leases
, adopted on January 1, 2019 and are a result from our normal course of business. The following is a summary of the minimum payments related to these agreements.

2020	$20,621
2021	$16,965
2022	$16,702
2023	$15,614
2024	$14,624
Thereafter	$1,289